INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets
INTANGIBLE ASSETS
NOTE 11: -     INTANGIBLE ASSETS

On August 6, 2019, Corteva. invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. for Lavie Bio Ltd.'s shares and along with an amount of $10 million.  This transaction includes the following intangible assets: (see also Note 16f).

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance at January 1, 2019	$-	$-	$-	$-
Additions (Acquisition on August 6, 2019)	7,028	4,920	5,500	17,448

Balance at December 31, 2019	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance at January 1, 2019	$-	$-	$-	$-
Additions	162	102	110	374

Balance at December 31, 2019	162	102	110	374

Depreciated cost at December 31, 2019	$6,866	$4,818	$5,390	$17,074

Amortization expenses of intangible assets are classified in profit or loss in research and development, net.